UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2006


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA FLORIDA TAX-FREE INCOME FUND - SEMIANNUAL REPORTS FOR PERIOD ENDED SEPTEMBER 30, 2006

[LOGO OF USAA]
   USAA(R)

                              USAA FLORIDA TAX-FREE
                                   INCOME Fund

                                  [GRAPHIC OF USAA FLORIDA TAX-FREE INCOME FUND]

                       S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    1

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                          10

SHAREHOLDER VOTING RESULTS                                                   17

FINANCIAL INFORMATION

   Portfolio of Investments                                                  18

   Notes to Portfolio of Investments                                         24

   Financial Statements                                                      25

   Notes to Financial Statements                                             28

EXPENSE EXAMPLE                                                              38

ADVISORY AGREEMENT                                                           40

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                           THE QUESTION REMAINS: CAN THE
[PHOTO OF CHRISTOPHER W. CLAUS]             FED ENGINEER A 'SOFT LANDING'
                                              FOR THE U.S. ECONOMY?

                                                        "

                                                                    October 2006
--------------------------------------------------------------------------------

         During the third quarter of 2006, the bond market reached an inflection point. The Federal Reserve Board (the Fed) announced that it would pause in its campaign of raising short-term interest rates - a tightening cycle it began in June 2004 in an attempt to slow U.S. economic growth and harness inflation. Although Fed governors remained nervous about inflation, they held rates steady at 5.25% to determine if the "lag effect" of previous rate increases could slow inflation to their comfort zone of 2% annually.

         In response, longer-term bonds rallied. Fixed-income investors seem convinced that the Fed will control inflation and that it will eventually have to start lowering rates to keep the economy from slowing too much. Yields on longer-maturity bonds fell as prices rose. (Bond prices and yields move in opposite directions.) At one point, the yield on a 10-year Treasury was as low as 4.6%.

         The Fed's rate-tightening cycle is only one of the factors that could help keep inflation in check. Another is the recent decline in oil and gasoline prices, where demand has fallen relative to supply. Two other factors are the cooling housing market and the continued importing of inexpensive retail goods and services from overseas.

         The question remains: Can the Fed engineer a "soft landing" for the U.S. economy? If it does, the economy could continue to grow at a healthy clip without causing inflation to rise above the Fed's comfort zone. However, in the past, the Fed has tended to overshoot the mark in rate-tightening cycles, tipping the economy into a recession - sometimes referred to as a "hard landing."

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         Although equity investors should be concerned about a hard-landing scenario, bond investors have the potential to benefit whatever the outcome. In fact, they may feel protected from the risk of inflation because of the Fed's commitment to controlling it. Inflation is one of the worst enemies of a fixed-income investor, because it erodes the purchasing power of both yield and principal. If inflation remains tame and the economy weakens, the Fed could start easing rates. Short-term yields will fall, making longer-term bonds more attractive. Money market funds, however, continue to be an excellent choice for investors seeking liquidity and relative safety.

         Overall, we are pleased with the performance of your tax-exempt bond funds, all of which are four- and five-star overall rated by Morningstar Ratings(TM) (see facing page), and with the strong yields on your tax-exempt money market funds. We believe that USAA offers an exceptional value to our members and shareholders who desire tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

         On behalf of all of us at USAA Investment Management, thank you for the
         opportunity  to  serve  your  investment   needs.  We  appreciate  your
         business.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                           MORNINGSTAR RATINGS(TM)                                 # funds
                         for period ending 9/30/2006                                  in     # funds    # funds
USAA                                                          Rating               Overall/     in        in
Fund Name              Overall   3-Year   5-Year   10-Year    Category              3-Year    5-Year    10-Year
---------------------------------------------------------------------------------------------------------------
CALIFORNIA BOND         ****       4        4        4        Muni California        162        142       116
                                                                Long

FLORIDA TAX-FREE        ****       4        4        4        Muni Florida            90         89        79
  INCOME

NEW YORK BOND           ****       4        4        5        Muni New York          121        105        86
                                                                Long

TAX EXEMPT              *****      5        5        5        Muni National          286        267       199
  LONG-TERM                                                     Long

TAX EXEMPT              *****      5        5        5        Muni National          234        187       120
  INTERMEDIATE-TERM                                             Intermediate

TAX EXEMPT              ****       4        4        4        Muni National          122         86        58
  SHORT-TERM                                                    Short

VIRGINIA BOND           *****      5        5        5        Muni Single State      307        273       214
                                                                Intermediate
---------------------------------------------------------------------------------------------------------------

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]              [PHOTO OF JOHN C. BONNELL]
  ROBERT R. PARISEAU, CFA                    JOHN C. BONNELL, CFA
   USAA Investment Management Company         USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2006, TO SEPTEMBER 30, 2006?

         Your USAA Florida Tax-Free Income Fund provided a total return of 3.29% versus an average of 3.01% for the 53 funds in the Lipper Florida Municipal Debt Funds Average. This compares to a 3.44% return for the Lehman Brothers Municipal Bond Index and a 3.33% return for the Lipper Florida Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.22%, above the 3.81% of the Lipper category average.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

         Between June 2004 and June 2006, the Federal Reserve Board (the Fed) raised the federal funds rate from 1.00% to 5.25%, largely to contain inflationary pressures. Although the inflation rate continued to increase, the rapid deceleration of the housing market slowed the economy just as commodity prices, especially energy, began to fall. Since June, both short- and long-term interest rates declined in anticipation of the Fed's ending its "tightening" cycle. At the August meeting, the Fed decided to keep rates steady and assess the strength of inflationary pressures at subsequent meetings.

         Longer maturity bonds again greatly outperformed short-term bonds for the calendar and fiscal year-to-date.

         REFER TO PAGES 13 AND 14 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT WERE THE CONDITIONS IN THE STATE OF FLORIDA?

         Florida's steady financial performance is the result of prompt, proactive legislative action and an expanding service-based economy. As a result, and despite three devastating hurricanes in 2004, all three rating agencies maintain very high state general obligation bond ratings: Aa1 (stable outlook) by Moody's Investors Service, AAA (stable outlook) by Standard & Poor's Ratings, and AA+ rating by Fitch Ratings.

         Effective January 1, 2007, the state has repealed the Florida Intangibles Tax. We do not believe the elimination of the tax will have much of an impact, because the repeal was widely anticipated. The tax has also had a minimal impact on the effective income generated by the Fund, but shareholders may want to consult their tax advisers. In addition, we strongly advise you to call us for a free portfolio review to determine whether the USAA Florida Tax-Free Income Fund continues to be appropriate for your investment goals.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

         The  Fund  remains  fully  invested  in  a  diversified   portfolio  of
         longer-term, primarily investment-grade municipal bonds that are not subject to the federal alternative minimum tax (AMT) for individuals.

         We invest with an income orientation because OVER TIME income usually provides the majority of a bond's total return. We attempt to achieve the optimum balance between higher income and the potential for price volatility. During the period, we added 25- to 30-year bonds to increase the Fund's sensitivity to interest rates. With credit spreads for certain sectors near their long-term average, we bought better-quality, medium-grade securities (rated BBB and A). The Fund's performance was enhanced by our holdings in mid-grade securities and longer-term, high-grade maturities.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT IS THE OUTLOOK?

         Market expectations for inflation and economic growth largely determine the direction of LONG-TERM rates. Both appear to have peaked, so we believe that interest rates are near their highs for this economic cycle. At this time, we do not anticipate an economic "hard landing." Weak housing markets may eventually have an adverse impact on consumer spending and remain the wild card for the economic outlook and Fed policy.

         We believe that within the next six months or so the Fed will consider lowering the federal funds rate. Regardless of the Fed's timing, we believe that investors should remain focused on their investment goals and portfolios' asset allocation.

         We appreciate your trust and continue to work hard on your behalf.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA FLORIDA TAX-FREE INCOME FUND

--------------------------------------------------------------------------------

                          OVERALL MORNINGSTAR RATING (TM)
                       out of 90 municipal Florida bond funds
                     for the period ending September 30, 2006:

                                 OVERALL RATING
                                *    *    *    *

             3-YEAR                  5-YEAR                10-YEAR
            * * * *                 * * * *                * * * *
           out of 90 funds       out of 89 funds        out of 79 funds

            The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics.
                    Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         RECOGNITION

USAA FLORIDA TAX-FREE INCOME FUND

  [LOGO OF               [LOGO OF                [LOGO OF            [LOGO OF
LIPPER LEADER          LIPPER LEADER           LIPPER LEADER       LIPPER LEADER
TOTAL RETURN]        CONSISTENT RETURN]       TAX EFFICIENCY]         EXPENSE]

The Fund is listed as a Lipper Leader for Total Return and Consistent Return of 51 funds, and for Tax Efficiency of 43 funds, within the Lipper Florida Municipal Debt Funds category, and for Expense of 897 funds within the Lipper Single-State Municipal Debt Funds category, for the overall period ending September 30, 2006. The Fund received a Lipper Leader rating for Total Return among 50 and 43 funds for the five- and 10-year periods, respectively, and a score of 2 among 51 funds for the three-year period. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF SEPTEMBER 30, 2006. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF SEPTEMBER 30, 2006. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF SEPTEMBER 30, 2006. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, TAX EFFICIENCY, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. THE FUND RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 50 AND 33 FUNDS FOR THE FIVE- AND 10-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 51 FUNDS FOR THE THREE-YEAR PERIOD. THE FUND RECEIVED A LIPPER LEADER RATING FOR TAX EFFICIENCY AMONG 51, 50, AND 43 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 897, 844, AND 662 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                LIPPER NAMED YOUR FUND THE "BEST FUND OVER 10
[LOGO OF LIPPER FUND AWARDS] YEARS" FOR CONSISTENT RETURN IN THE FLORIDA MUNICIPAL DEBT FUNDS CATEGORY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2005.

Lipper named your Fund the "Best Fund Over 10 Years" for consistent return in the Florida Municipal Debt Funds category for the 10-year period ending December 31, 2004.

The Fund also earned Lipper's Performance Achievement Certificate for ranking No. 1 out of 62 funds in the Florida Municipal Debt Funds category for the one-year period ended December 31, 2003.

THE HIGHEST LIPPER LEADER FOR CONSISTENT RETURN VALUE WITHIN EACH ELIGIBLE CLASSIFICATION DETERMINED THE 2006 AND 2005 FUND CLASSIFICATION WINNERS OVER THE THREE-, FIVE-, OR 10-YEAR PERIODS ENDED DECEMBER 31, 2005, AND DECEMBER 31, 2004, RESPECTIVELY. CONSISTENT RETURN IS A QUANTITATIVE METRIC THAT INCORPORATES RISK-ADJUSTED RETURN AND THE STRENGTH OF THE FUND'S PERFORMANCE TREND RELATIVE TO PEERS. FOR 2006 AWARDS, THE USAA FLORIDA TAX-FREE INCOME FUND WAS CHOSEN AMONG 26 FLORIDA MUNICIPAL DEBT FUNDS FOR THE 10-YEAR PERIOD ENDED DECEMBER 31, 2005. FOR 2005 AWARDS, THE USAA FLORIDA TAX-FREE INCOME FUND WAS CHOSEN AMONG 22 FLORIDA MUNICIPAL DEBT FUNDS FOR THE 10-YEAR PERIOD ENDED DECEMBER 31, 2004. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. A DETAILED EXPLANATION OF THE CONSISTENT RETURN CALCULATION METHODOLOGY IS AVAILABLE ON WWW.LIPPERLEADERS.COM. LIPPER IS A LEADING GLOBAL PROVIDER OF MUTUAL FUND RESEARCH.

LIPPER PERFORMANCE ACHIEVEMENT CERTIFICATES ARE AWARDS TO FUND PORTFOLIOS THAT RANKED FIRST IN THEIR INVESTMENT OBJECTIVE/LIPPER CLASSIFICATION OVER VARIOUS TIME PERIODS. CERTIFICATES ARE AWARDED FOR ALL INVESTMENT OBJECTIVES/LIPPER CLASSIFICATIONS AS WELL AS FOR THE OVERALL FUND UNIVERSE. CERTIFICATES ARE AWARDED FOR THE OPEN-END EQUITY FUNDS, OPEN-END FIXED-INCOME FUNDS, CLOSED-END FUNDS, AND VARIABLE UNDERLYING FUND UNIVERSES. CERTIFICATES ARE AWARDED ONCE A YEAR AS OF DECEMBER 31. CERTIFICATES ARE AWARDED FOR PERFORMANCE OVER A ONE-, FIVE-, 10-, AND 15-YEAR TIME PERIOD FOR OPEN-END EQUITY FUNDS. ALL OTHER UNIVERSES RECEIVE AWARDS OVER THE ONE-, FIVE-, AND 10-YEAR TIME PERIODS. AWARDS ARE BASED UPON CUMULATIVE TOTAL RETURN. A WINNER IS AWARDED IF THERE ARE FIVE OR MORE PORTFOLIOS IN THE INVESTMENT OBJECTIVE/LIPPER CLASSIFICATION FOR THE LENGTH OF THE RELEVANT TIME PERIOD. THE CATEGORY FUND COUNT IS INCLUSIVE OF ALL CLASSES OF SHARES. FOR THE PURPOSE OF COMPARISON, A FUND IS CATEGORIZED AT THE END OF THE TIME PERIOD AND WILL BE COMPARED TO THOSE PEERS IN THE RELEVANT TIME PERIOD. A WINNER IS AWARDED IF THERE ARE NO "SIGNIFICANT EVENTS" THAT ELIMINATE THE FUND FROM THE CATEGORY. A SIGNIFICANT EVENT OCCURS WHEN A FUND HAS BEEN RE-CLASSIFIED DURING THE PERFORMANCE-AWARD TIME PERIOD. (FOR EXAMPLE, A FUND THAT HAD A FUNDAMENTAL CHANGE IN INVESTMENT POLICY THAT CAUSED IT TO SWITCH LIPPER CLASSIFICATIONS DURING THE RELEVANT TIME PERIOD.)

10

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA FLORIDA TAX-FREE INCOME FUND
            (Ticker Symbol: UFLTX)

OBJECTIVE
--------------------------------------------------------------------------------

         High level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests primarily in long-term investment-grade Florida tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

---------------------------------------------------------------------------------------------------
                                                                9/30/06                 3/31/06
---------------------------------------------------------------------------------------------------
Net Assets                                                  $276.6 Million          $280.2 Million
Net Asset Value Per Share                                       $10.15                   $10.04
Tax-Exempt Dividends Per Share Last 12 Months                   $0.429                   $0.425
Capital Gain Distributions Per Share Last 12 Months                -                        -

---------------------------------------------------------------------------------------------------
                                                                9/30/06                 3/31/06
---------------------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity                    14.8 Years              15.5 Years

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/06
--------------------------------------------------------------------------------

3/31/06 TO 9/30/06                                        30-DAY SEC YIELD
     3.29%**                                                   3.59%

 *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.
**TOTAL RETURNS  FOR  PERIODS  OF LESS THAN ONE  YEAR ARE NOT  ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2006

--------------------------------------------------------------------------------------------
                   TOTAL RETURN        =        DIVIDEND RETURN        +        PRICE CHANGE
--------------------------------------------------------------------------------------------
10 Years              5.75%            =             4.93%             +            0.82%
5 Years               5.26%            =             4.49%             +            0.77%
1 Year                4.35%            =             4.35%             +           (0.00%)

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2006

             [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

----------------------------------------------------------------------------------------
                   TOTAL RETURN          DIVIDEND RETURN          CHANGE IN SHARE PRICE
----------------------------------------------------------------------------------------
9/30/1997             10.18%                  5.79%                       4.39%
9/30/1998              9.89%                  5.38%                       4.51%
9/30/1999             (4.35)%                 4.67%                      (9.02)%
9/30/2000              5.20%                  5.52%                      (0.32)%
9/30/2001             11.07%                  5.45%                       5.62%
9/30/2002              8.53%                  4.95%                       3.58%
9/30/2003              4.26%                  4.56%                      (0.30)%
9/30/2004              4.99%                  4.40%                       0.59%
9/30/2005              4.25%                  4.25%                       0.00%
9/30/2006              4.35%                  4.35%                       0.00%
----------------------------------------------------------------------------------------

                                       [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA Florida Tax-Free Income Fund's Dividend Return on Page 11, and

assuming marginal federal tax rates of:    25.00%     28.00%     33.00%      35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                    DIVIDEND
 PERIOD              RETURN
--------            --------
10 Years              4.93%                6.57%      6.85%      7.36%       7.58%
5 Years               4.49%                5.99%      6.24%      6.70%       6.91%
1 Year                4.35%                5.80%      6.04%      6.49%       6.69%

To match the USAA Florida Tax-Free Income Fund's closing 30-day SEC Yield of
3.59%,

A FULLY TAXABLE INVESTMENT MUST PAY:       4.79%      4.99%      5.36%       5.52%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                            [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    LEHMAN BROTHERS MUNICIPAL     USAA FLORIDA TAX-FREE     LIPPER FLORIDA MUNICIPAL
                           BOND INDEX                  INCOME FUND              DEBT FUNDS INDEX
                    -------------------------     ---------------------     ------------------------
09/30/96                   $10,000.00                  $10,000.00                 $10,000.00
10/31/96                    10,113.01                   10,110.02                  10,107.84
11/30/96                    10,298.26                   10,283.74                  10,282.26
12/31/96                    10,254.77                   10,245.13                  10,234.40
01/31/97                    10,274.18                   10,237.54                  10,230.17
02/28/97                    10,368.52                   10,383.00                  10,312.93
03/31/97                    10,230.20                   10,254.90                  10,169.07
04/30/97                    10,315.95                   10,356.82                  10,252.31
05/31/97                    10,471.22                   10,535.17                  10,384.67
06/30/97                    10,582.76                   10,661.85                  10,504.05
07/31/97                    10,875.86                   10,988.00                  10,801.48
08/31/97                    10,773.90                   10,876.18                  10,675.84
09/30/97                    10,901.65                   11,017.61                  10,784.45
10/31/97                    10,971.92                   11,076.63                  10,857.10
11/30/97                    11,036.53                   11,178.10                  10,922.50
12/31/97                    11,197.46                   11,388.26                  11,086.04
01/31/98                    11,312.93                   11,480.20                  11,204.53
02/28/98                    11,316.37                   11,481.41                  11,195.50
03/31/98                    11,326.44                   11,508.29                  11,209.98
04/30/98                    11,275.34                   11,452.46                  11,147.71
05/31/98                    11,453.70                   11,660.62                  11,334.26
06/30/98                    11,498.91                   11,712.34                  11,368.88
07/31/98                    11,527.65                   11,738.03                  11,397.04
08/31/98                    11,705.77                   11,940.15                  11,570.11
09/30/98                    11,851.71                   12,107.36                  11,696.86
10/31/98                    11,851.46                   12,036.54                  11,657.85
11/30/98                    11,892.98                   12,111.25                  11,712.81
12/31/98                    11,922.96                   12,112.74                  11,729.90
01/31/99                    12,064.71                   12,243.53                  11,850.53
02/28/99                    12,012.14                   12,195.75                  11,793.88
03/31/99                    12,028.60                   12,188.66                  11,792.30
04/30/99                    12,058.57                   12,202.02                  11,819.06
05/31/99                    11,988.80                   12,112.87                  11,741.77
06/30/99                    11,816.33                   11,897.95                  11,575.89
07/31/99                    11,859.32                   11,873.04                  11,571.91
08/31/99                    11,764.25                   11,665.79                  11,432.17
09/30/99                    11,769.16                   11,580.37                  11,392.18
10/31/99                    11,641.65                   11,378.79                  11,241.98
11/30/99                    11,765.47                   11,483.23                  11,332.84
12/31/99                    11,677.77                   11,345.92                  11,230.46
01/31/00                    11,626.91                   11,207.89                  11,126.37
02/29/00                    11,762.03                   11,399.67                  11,271.71
03/31/00                    12,019.02                   11,719.47                  11,501.81
04/30/00                    11,948.02                   11,640.32                  11,438.39
05/31/00                    11,885.86                   11,542.70                  11,361.03
06/30/00                    12,200.82                   11,881.07                  11,640.18
07/31/00                    12,370.59                   12,077.50                  11,808.03
08/31/00                    12,561.24                   12,274.58                  11,982.82
09/30/00                    12,495.89                   12,182.04                  11,918.13
10/31/00                    12,632.24                   12,329.93                  12,042.71
11/30/00                    12,727.81                   12,423.83                  12,126.38
12/31/00                    13,042.29                   12,806.58                  12,420.53
01/31/01                    13,171.51                   12,850.13                  12,487.21
02/28/01                    13,213.28                   12,918.52                  12,541.58
03/31/01                    13,331.70                   13,024.95                  12,646.87
04/30/01                    13,187.24                   12,824.98                  12,516.58
05/31/01                    13,329.24                   12,987.96                  12,658.86
06/30/01                    13,418.42                   13,136.69                  12,760.74
07/31/01                    13,617.18                   13,385.67                  12,953.17
08/31/01                    13,841.49                   13,618.59                  13,160.75
09/30/01                    13,795.05                   13,530.95                  13,089.96
10/31/01                    13,959.42                   13,685.59                  13,233.71
11/30/01                    13,841.73                   13,562.11                  13,114.42
12/31/01                    13,710.79                   13,445.98                  13,001.10
01/31/02                    13,948.61                   13,623.04                  13,183.24
02/28/02                    14,116.65                   13,775.16                  13,318.20
03/31/02                    13,840.02                   13,530.11                  13,100.60
04/30/02                    14,110.51                   13,768.72                  13,316.93
05/31/02                    14,196.25                   13,869.33                  13,392.21
06/30/02                    14,346.37                   13,977.60                  13,519.33
07/31/02                    14,530.88                   14,132.25                  13,666.12
08/31/02                    14,705.55                   14,319.67                  13,808.49
09/30/02                    15,027.64                   14,689.08                  14,079.48
10/31/02                    14,778.52                   14,351.25                  13,806.35
11/30/02                    14,717.10                   14,290.81                  13,760.38
12/31/02                    15,027.64                   14,622.58                  14,037.12
01/31/03                    14,989.56                   14,561.42                  13,991.01
02/28/03                    15,199.13                   14,822.87                  14,175.23
03/31/03                    15,208.22                   14,905.25                  14,192.65
04/30/03                    15,308.70                   15,079.15                  14,305.54
05/31/03                    15,667.15                   15,449.01                  14,588.72
06/30/03                    15,600.57                   15,293.83                  14,502.72
07/31/03                    15,054.67                   14,749.62                  14,056.55
08/31/03                    15,166.94                   14,912.22                  14,150.51
09/30/03                    15,612.86                   15,314.46                  14,484.80
10/31/03                    15,534.24                   15,237.55                  14,425.43
11/30/03                    15,696.14                   15,442.25                  14,580.41
12/31/03                    15,826.11                   15,575.96                  14,686.76
01/31/04                    15,916.77                   15,601.15                  14,746.97
02/29/04                    16,156.31                   15,915.70                  14,961.05
03/31/04                    16,100.04                   15,800.45                  14,879.38
04/30/04                    15,718.75                   15,377.95                  14,584.19
05/31/04                    15,661.75                   15,351.10                  14,549.71
06/30/04                    15,718.75                   15,406.70                  14,589.74
07/31/04                    15,925.61                   15,668.16                  14,761.20
08/31/04                    16,244.75                   15,974.29                  14,995.74
09/30/04                    16,330.99                   16,078.00                  15,068.80
10/31/04                    16,471.52                   16,245.07                  15,184.08
11/30/04                    16,335.65                   16,078.72                  15,081.11
12/31/04                    16,535.15                   16,313.81                  15,258.11
01/31/05                    16,689.68                   16,494.48                  15,395.94
02/28/05                    16,634.16                   16,408.13                  15,367.57
03/31/05                    16,529.25                   16,271.54                  15,272.94
04/30/05                    16,789.92                   16,556.79                  15,490.25
05/31/05                    16,908.58                   16,709.61                  15,599.87
06/30/05                    17,013.49                   16,816.52                  15,676.03
07/31/05                    16,936.59                   16,727.01                  15,627.28
08/31/05                    17,107.58                   16,883.13                  15,769.69
09/30/05                    16,992.36                   16,764.54                  15,679.79
10/31/05                    16,889.17                   16,654.11                  15,625.51
11/30/05                    16,970.25                   16,712.62                  15,698.74
12/31/05                    17,116.18                   16,875.08                  15,820.19
01/31/06                    17,162.37                   16,930.55                  15,867.32
02/28/06                    17,277.60                   17,058.14                  15,976.21
03/31/06                    17,158.44                   16,936.52                  15,896.96
04/30/06                    17,152.54                   16,925.44                  15,905.27
05/31/06                    17,228.95                   16,985.85                  15,981.45
06/30/06                    17,164.09                   16,915.14                  15,905.16
07/31/06                    17,368.25                   17,108.79                  16,088.23
08/31/06                    17,625.97                   17,358.60                  16,320.90
09/30/06                    17,748.57                   17,491.12                  16,425.98

                                             [END CHART]

          DATA FROM 9/30/96 THROUGH 9/30/06.

The graph illustrates the comparison of a $10,000 investment in the USAA Florida Tax-Free Income Fund to the following benchmarks:

        o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

        o The Lipper Florida Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Florida Municipal Debt Funds category.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       12-MONTH DIVIDEND YIELD COMPARISON

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                    USAA FLORIDA TAX-FREE     LIPPER FLORIDA MUNICIPAL
                         INCOME FUND             DEBT FUNDS AVERAGE
                    ---------------------     ------------------------
9/30/1997                    5.28%                       4.87%
9/30/1998                    4.91                        4.52
9/30/1999                    5.32                        4.74
9/30/2000                    5.32                        4.84
9/30/2001                    4.96                        4.62
9/30/2002                    4.51                        4.42
9/30/2003                    4.43                        4.22
9/30/2004                    4.24                        4.05
9/30/2005                    4.18                        3.91
9/30/2006                    4.22                        3.81

                              [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/97 TO 9/30/06.

         THE  LIPPER  FLORIDA   MUNICIPAL  DEBT  FUNDS  AVERAGE  IS  AN  AVERAGE
         PERFORMANCE LEVEL OF ALL FLORIDA MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------
          TOP 10 INDUSTRIES
          (% of Net Assets)
-------------------------------------

Escrowed Bonds                  25.9%

Hospital                        17.4%

Appropriated Debt               13.4%

Special Assessment/Tax/Fee       8.1%

Electric Utilities               6.5%

Education                        5.5%

Sales Tax                        3.5%

General Obligation               3.3%

Electric/Gas Utilities           2.4%

Health Miscellaneous             2.3%
-------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 18-23.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                              PORTFOLIO RATINGS MIX
                           9/30/06

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                     54%
A                                                       16%
AA                                                      14%
BBB                                                     10%
Securities with Short-Term Investment-Grade Ratings      6%

                         [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine the equivalent rating.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

         On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on the proposal shown below. This proposal was approved by the shareholders.

         The following proposal and voting results pertain to one or more series within USAA Mutual Funds Trust. Votes shown for Proposal 1 are for the USAA Florida Tax-Free Income and USAA Florida Money Market funds combined.

PROPOSAL 1
--------------------------------------------------------------------------------
         Re-election of the Funds' Board of Trustees.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
     TRUSTEES                             FOR                     VOTES WITHHELD
--------------------------------------------------------------------------------
Richard A. Zucker                     82,679,706                     2,338,667
Barbara B. Dreeben                    82,213,246                     2,805,127
Robert L. Mason, Ph.D.                82,597,136                     2,421,237
Michael F. Reimherr                   82,602,596                     2,415,777
Christopher W. Claus                  82,287,859                     2,730,514

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following:
                       Florida GO, Texas Permanent School Fund, or United Dominion Realty Trust.
             (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp.,

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                       AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             COP       Certificate of Participation
             CP        Commercial Paper
             EDA       Economic Development Authority
             GO        General Obligation
             IDA       Industrial Development Authority/Agency
             ISD       Independent School District
             MFH       Multifamily Housing
             PCRB      Pollution Control Revenue Bond
             PRE       Prerefunded to a date prior to maturity
             RB        Revenue Bond
             SAVRS     Select Auction Variable Rate Securities

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL         MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (93.3%)

             FLORIDA (80.1%)
  $ 3,400    Alachua County Health Facilities Auth. RB,
                Series 1996A (INS)                                       5.80%        12/01/2026       $  3,478
    7,900    Bay County Water Systems RB,
                Series 2000 (INS)(PRE)                                   5.70          9/01/2025          8,591
             Board of Education Public Education GO,
    6,000       Series 1998E (NBGA)(PRE)                                 5.63          6/01/2025          6,483
    5,500       Series 2000D (NBGA)                                      5.75          6/01/2022          5,923
             Boca Raton GO,
    1,720       Series 2000 (PRE)                                        5.38          7/01/2018          1,820
    2,175       Series 2000 (PRE)                                        5.38          7/01/2019          2,301
    2,290       Series 2000 (PRE)                                        5.38          7/01/2020          2,423
             Broward County Educational Facilities Auth.
                (NOVA Southeastern Univ.) RB,
    2,500       Series 2000B (INS)                                       5.75          4/01/2021          2,679
      610       Series 2002B (INS)                                       5.75          4/01/2020            664
      645       Series 2002B (INS)                                       5.75          4/01/2021            702
      995    Broward County Housing Finance Auth.
                MFH RB, Series 1997A-1                                   6.00          5/01/2032          1,022
    2,000    Coral Gables Health Facilities Auth.
                Hospital RB, Series 2004 (INS)                           5.00          8/15/2029          2,100
    5,675    Department of Children and Family
                Services COP, Series 2005
                (Evaluation Treatment Center Project)                    5.00         10/01/2025          5,989
    2,610    Duval County School Board COP,
                Series 2000 (INS)                                        5.38          7/01/2019          2,727
    8,000    Escambia County Health Facilities Auth. RB,
                Series 1999A-2 (PRE)                                     6.00         11/15/2031          8,633
    5,000    Flagler County School Board COP,
                Series 2005A (INS)                                       5.00          8/01/2030          5,253
      700    Gulf County School District Sales Tax RB,
                Series 1997 (INS)                                        5.75          6/01/2017            715
    5,000    Hernando County School Board COP,
                Series 2005 (INS)                                        5.00          7/01/2035          5,263
             Highlands County Health Facilities Auth. RB,
    3,500       Series 2005C                                             5.00         11/15/2031          3,622
    5,000       Series 2006C                                             5.25         11/15/2036          5,302
    4,000    Hillsborough County IDA PCRB, Series 2002                   5.50         10/01/2023          4,144
      625    Hillsborough County Water Assessment RB,
                Series 2000 (INS)                                        5.13          3/01/2020            662

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL         MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------
  $ 1,000    Housing Finance Agency RB,
                Series 1995H (NBGA)                                      6.50%        11/01/2025       $  1,022
    5,750    Jacksonville Economic Development
                Commission Health Care Facilities RB,
                Series 2006                                              5.00         11/15/2036          5,997
    2,470    Jacksonville Health Facilities Auth. RB,
                Series 2002A                                             5.25         11/15/2032          2,591
    4,000    Lake County School Board COP,
                Series 2004A (INS)                                       5.00          7/01/2029          4,195
    3,000    Lee County School Board COP,
                Series 2005A (INS)                                       5.00          8/01/2027          3,168
    4,400    Miami-Dade County Aviation RB,
                Series 2000B (INS)                                       5.75         10/01/2024          4,750
    3,000    Miami-Dade County Expressway
                Auth. RB, Series 2000 (INS)(PRE)                         6.00          7/01/2020          3,275
    2,130    North Miami Health Facilities Auth. RB,
                Series 1996 (LOC - SunTrust Bank)                        6.00          8/15/2024          2,176
    3,035    Northern Palm Beach County
                Improvement District RB, Series 2005,
                Unit of Development No. 9B (INS)                         5.00          8/01/2029          3,240
             Orange County Health Facilities Auth. RB,
    5,750       Series 1995                                              6.75          7/01/2020          6,496
    8,000       Series 2002 (PRE)                                        5.75         12/01/2027          8,895
    5,665       Series 2005                                              5.00          1/01/2029          5,968
    6,255    Orange County Health Facilities Hospital RB,
                Series 2006B                                             5.13         11/15/2039          6,548
    3,000    Palm Beach County GO, Series 2001A (PRE)                    5.00          6/01/2020          3,186
             Palm Beach County School Board COP,
    7,875       Series 2000A (PRE)                                       5.88          8/01/2021          8,585
    3,000       Series 2002D (INS)                                       5.00          8/01/2028          3,116
    5,000    Pinellas County Health Facilities Auth. RB,
                Series 2003 (PRE)                                        5.50         11/15/2027          5,507
    4,000    Polk County Utility Systems RB,
                Series 2004A (INS)                                       5.00         10/01/2030          4,220
   11,480    Seminole County Water and Sewer RB,
                Series 1999 (INS)(PRE)                                   5.38         10/01/2022         12,187
    2,000    St.Johns County IDA RB, Series 1997A (INS)(a)               5.50          3/01/2017          2,068
    3,400    Sumter County Capital Improvement RB,
                Series 2006 (INS)                                        5.00          6/01/2036          3,596
    6,375    Tallahassee Energy System RB,
                Series 2005 (INS)                                        5.00         10/01/2030          6,737

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL         MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------
  $ 2,200    Tampa Housing Auth. MFH RB,
                Series 2006                                              4.85%         7/01/2036       $  2,239
    5,000    Tampa Utilities Tax Improvement RB,
                Series 1999A (INS)                                       5.20         10/01/2019          5,255
             Univ. of Tampa RB,
    2,250       Series 2002 (INS)                                        5.50          4/01/2022          2,406
    1,500       Series 2002 (INS)                                        5.50          4/01/2026          1,599
    5,000    Volusia County Educational Facilities Auth. RB,
                Series 2005 (INS)                                        5.00         10/15/2025          5,239
    7,000    Volusia County School Board COP,
                Series 2006A (INS)                                       5.00          8/01/2031          7,365
             West Orange Healthcare District RB,
    1,790       Series 1999A                                             5.50          2/01/2009          1,853
    1,000       Series 2001A                                             5.65          2/01/2022          1,057
    1,165    West Palm Beach Community Redevelopment
                Agency Tax Increment RB, Series 2005A                    5.00          3/01/2029          1,205
    5,325    Westridge Community Development District
                Capital Improvement RB, Series 2005                      5.80          5/01/2037          5,420
                                                                                                       --------
                                                                                                        221,657
                                                                                                       --------
             ARKANSAS (0.7%)
             Development Finance Auth. Tobacco
                Settlement RB,
    1,000       Series 2006 (INS)                                        4.97(b)       7/01/2028            378
    1,165       Series 2006 (INS)                                        4.98(b)       7/01/2029            420
    1,150       Series 2006 (INS)                                        4.99(b)       7/01/2030            395
    2,500       Series 2006 (INS)                                        5.03(b)       7/01/2036            640
                                                                                                       --------
                                                                                                          1,833
                                                                                                       --------
             GEORGIA (0.3%)
    1,000    Fayette County School District GO,
                4.95%, 9/01/2010 (INS)                                   4.95(c)       3/01/2025            860
                                                                                                       --------
             INDIANA (1.5%)
    4,000    Health and Educational Facility
                Financing Auth. RB, Series 2006A                         5.00          2/15/2039          4,110
                                                                                                       --------
             KANSAS (1.9%)
    5,000    Wyandotte County Special Obligation RB,
                2nd Lien Series 2005                                     5.00         12/01/2020          5,215
                                                                                                       --------
             MASSACHUSETTS (0.7%)
    2,000    Development Finance Agency RB,
                Series 2006A (INS)                                       5.00          3/01/2036          2,058
                                                                                                       --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL         MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------
             MICHIGAN (1.1%)
  $10,000    Building Auth. RB, Series 2006-IA (INS)                     5.01%(b)     10/15/2030       $  3,106
                                                                                                       --------
             MINNESOTA (0.4%)
    1,000    Municipal Power Agency Electric RB,
                Series 2005                                              5.00         10/01/2030          1,039
                                                                                                       --------
             NORTH DAKOTA (1.3%)
             Williams County Sales Tax RB,
    1,685       Series 2006                                              5.00         11/01/2026          1,727
    1,950       Series 2006                                              5.00         11/01/2031          1,983
                                                                                                       --------
                                                                                                          3,710
                                                                                                       --------
             PUERTO RICO (1.9%)
    3,000    Government Development Bank CP                              4.95         10/24/2006          3,000
    2,000    Public Improvement GO, Series 2006B                         5.25          7/01/2032          2,139
                                                                                                       --------
                                                                                                          5,139
                                                                                                       --------
             SOUTH CAROLINA (2.5%)
             Jobs EDA RB,
    4,750       Series 2002A (Bon Secours Health System)                 5.63         11/15/2030          5,062
    2,000       Series 2006 (Episcopal Church Home) (INS)                4.60          4/01/2027          2,011
                                                                                                       --------
                                                                                                          7,073
                                                                                                       --------
             TEXAS (0.9%)
    6,000    Denton Texas ISD GO, Series 2006 (NBGA)                     5.08(b)       8/15/2025          2,435
                                                                                                       --------
             Total Fixed-Rate Instruments (cost: $245,498)                                              258,235
                                                                                                       --------
             PERIODIC AUCTION RESET BONDS (0.8%)

             FLORIDA (0.8%)
    2,150    Volusia County IDA RB, SAVRS,
                Series 1998 (INS) (cost: $2,150)                         4.35         12/01/2028          2,150
                                                                                                       --------
             VARIABLE-RATE DEMAND NOTES (4.6%)

             FLORIDA (4.6%)
   12,575    Jacksonville PCRB,
                Series 1995 (cost: $12,575)                              3.86          5/01/2029         12,575
                                                                                                       --------

             TOTAL INVESTMENTS (COST: $260,223)                                                        $272,960
                                                                                                       ========

24

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (c) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

ASSETS
  Investments in securities, at market value (identified cost of $260,223)       $272,960
  Cash                                                                                 17
  Receivables:
     Capital shares sold                                                               89
     Interest                                                                       4,102
                                                                                 --------
        Total assets                                                              277,168
                                                                                 --------
LIABILITIES
  Payables:
     Capital shares redeemed                                                          117
     Dividends on capital shares                                                      324
  Accrued management fees                                                              86
  Other accrued expenses and payables                                                  17
                                                                                 --------
        Total liabilities                                                             544
                                                                                 --------
           Net assets applicable to capital shares outstanding                   $276,624
                                                                                 ========

NET ASSETS CONSIST OF:
  Paid-in capital                                                                $265,509
  Accumulated net realized loss on investments                                     (1,622)
  Net unrealized appreciation of investments                                       12,737
                                                                                 --------
           Net assets applicable to capital shares outstanding                   $276,624
                                                                                 ========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                      27,258
                                                                                 ========
  Net asset value, redemption price, and offering price per share                $  10.15
                                                                                 ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED)

INVESTMENT INCOME
  Interest                                                             $6,821
                                                                       ------
EXPENSES
  Management fees                                                         512
  Administration and servicing fees                                       208
  Transfer agent's fees                                                    44
  Custody and accounting fees                                              33
  Postage                                                                   7
  Shareholder reporting fees                                                9
  Trustees' fees                                                           10
  Registration fees                                                         1
  Professional fees                                                        31
  Other                                                                    10
                                                                       ------
        Total expenses                                                    865
  Expenses paid indirectly                                                 (4)
                                                                       ------
        Net expenses                                                      861
                                                                       ------
NET INVESTMENT INCOME                                                   5,960
                                                                       ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
     Unaffiliated transactions                                            662
     Affiliated transactions (Note 7)                                     (91)
  Change in net unrealized appreciation/depreciation                    2,350
                                                                       ------
        Net realized and unrealized gain                                2,921
                                                                       ------
  Increase in net assets resulting from operations                     $8,881
                                                                       ======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2006

                                                               9/30/2006     3/31/2006
                                                               -----------------------
FROM OPERATIONS
  Net investment income                                        $  5,960       $ 11,558
  Net realized gain on investments                                  571          2,830
  Change in unrealized appreciation/depreciation
     of investments                                               2,350         (3,551)
                                                               -----------------------
     Increase in net assets resulting from operations             8,881         10,837
                                                               -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (5,960)       (11,558)
                                                               -----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                      13,676         49,184
  Reinvested dividends                                            3,850          7,428
  Cost of shares redeemed                                       (23,973)       (38,301)
                                                               -----------------------
     Increase (decrease) in net assets from
        capital share transactions                               (6,447)        18,311
                                                               -----------------------
  Net increase (decrease) in net assets                          (3,526)        17,590

NET ASSETS
  Beginning of period                                           280,150        262,560
                                                               -----------------------
  End of period                                                $276,624       $280,150
                                                               =======================

CHANGE IN SHARES OUTSTANDING
  Shares sold                                                     1,365          4,850
  Shares issued for dividends reinvested                            384            731
  Shares redeemed                                                (2,390)        (3,777)
                                                               -----------------------
     Increase (decrease) in shares outstanding                     (641)         1,804
                                                               =======================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Florida Tax-Free Income Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide Florida investors with a high level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange
                 (NYSE) on each business day the exchange is open) as set forth below:

                 1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

                 3. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                    materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                    Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                 short-term securities. The Fund concentrates its investments in Florida tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS
                 - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of September 30, 2006.

              E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2006, these custodian and other bank credits reduced the Fund's expenses by $4,000.

              F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                 involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended September 30, 2006, the Fund paid CAPCO facility fees of less than $500, which represents 0.8% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2006.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2007, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2006, the Fund had capital loss carryovers of $2,193,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2008 and 2013, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

             CAPITAL LOSS CARRYOVERS
--------------------------------------------
EXPIRES                             BALANCE
-------                           ----------
 2008                             $  655,000
 2009                              1,488,000
 2013                                 50,000
                                  ----------
                         Total    $2,193,000
                                  ==========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds  from  sales/maturities  of  securities,
         excluding  short-term  securities,   for  the  six-month  period  ended
         September 30, 2006, were $46,754,000 and $64,572,000, respectively.

         As of September 30, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         Gross unrealized appreciation and depreciation of investments as of September 30, 2006, were $12,737,000 and $0, respectively, resulting in net unrealized appreciation of $12,737,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                 A. MANAGEMENT FEES - The Manager carries out the Fund's
                    investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Florida Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Florida Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Florida Tax-Free Income and USAA Florida Tax-Free Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets. For the six-month period ended September 30, 2006, the Fund's effective annualized base fee was 0.34% of the Fund's average net assets for the same period.

                    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                    the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Florida Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                    For the six-month period ended September 30, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $512,000, which included a performance adjustment of $43,000 that increased the base management fee of 0.34% by 0.03%.

                 B. ADMINISTRATION AND SERVICING FEES -The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $208,000.

                    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                    certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2006, the Fund reimbursed the Manager $6,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

                 C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                    USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $44,000.

                 D. UNDERWRITING SERVICES - The Manager provides exclusive
                    underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2006, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                           COST TO       NET REALIZED
             SELLER                             PURCHASER                 PURCHASER     LOSS TO SELLER
------------------------------------------------------------------------------------------------------
USAA Florida Tax-Free Income Fund    USAA Tax Exempt Long-Term Fund      $4,149,000        $(91,000)
USAA Tax Exempt Long-Term Fund       USAA Florida Tax-Free Income Fund    2,042,000         (40,000)

(8) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

         On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.
         Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, the Manager has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                          SIX-MONTH
                                         PERIOD ENDED
                                         SEPTEMBER 30,                           YEAR ENDED MARCH 31,
                                         ------------------------------------------------------------------------------------
                                             2006            2006           2005             2004            2003        2002
                                         ------------------------------------------------------------------------------------
Net asset value at beginning of period   $  10.04        $  10.06       $  10.19         $  10.04        $   9.54    $   9.64
                                         ------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                      .22             .43            .43              .44             .45         .47
   Net realized and unrealized
      gain (loss)                             .11            (.02)          (.13)             .15             .50        (.10)
                                         ------------------------------------------------------------------------------------
Total from investment operations              .33             .41            .30              .59             .95         .37
                                         ------------------------------------------------------------------------------------
Less distributions:
   From net investment income                (.22)           (.43)          (.43)            (.44)           (.45)       (.47)
                                         ------------------------------------------------------------------------------------
Net asset value at end of period         $  10.15        $  10.04       $  10.06         $  10.19        $  10.04    $   9.54
                                         ====================================================================================
Total return (%)*                            3.29            4.06           2.98             6.01           10.16        3.86
Net assets at end of period (000)        $276,624        $280,150       $262,560         $250,701        $226,935    $204,896
Ratio of expenses to average
   net assets (%)**(b)                        .62(a)          .62            .63              .64             .63         .56
Ratio of net investment income
   to average net assets (%)**               4.29(a)         4.19           4.23             4.35            4.59         4.84
Portfolio turnover (%)                      17.68           39.04          16.76            21.50           31.13        38.88

  * Assumes reinvestment of all net investment income  distributions during the period.
**  For the six-month period ended September 30, 2006, average  net assets were
    $277,166,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total  operating  expenses of  the Fund before  reductions  of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                             (.00%)(+)       (.00%)(+)      (.00%)(+)        (.00%)(+)       (.00%)(+)    (.01%)
    (+) Represents less than 0.01% of average net assets.

38

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2006, through September 30, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                      BEGINNING               ENDING               DURING PERIOD*
                                    ACCOUNT VALUE          ACCOUNT VALUE           APRIL 1, 2006-
                                    APRIL 1, 2006        SEPTEMBER 30, 2006      SEPTEMBER 30, 2006
                                    ---------------------------------------------------------------
Actual                                $1,000.00              $1,032.90                  $3.16
Hypothetical
  (5% return before expenses)          1,000.00               1,021.96                   3.14

         *Expenses are equal to the Fund's annualized expense ratio of 0.62%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.29% for the six-month period of April 1, 2006, through September 30, 2006.

40

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         At a meeting of the Board of Trustees held on April 19, 2006, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of

42

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as Trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail and institutional open-end investment companies in the same investment classification/objective

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and was lower than its Lipper index for the one-year period ended December 31, 2005, and exceeded the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2005. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the one-year period ended December 31, 2005, and in the top 30% of its performance universe for the three-year period ended December 31, 2005. The Board took into account management's discussion of the Fund's recent performance.

44

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board considered whether there should be changes to such breakpoint levels and the effect of such changes on the Fund's overall expenses. In this regard, the Board took into account management's discussion of the Fund's breakpoint levels. The Board noted that the Fund's contractual management fee is below or comparable to the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the
         Manager.   Based  on  its   conclusions,   the  Board  determined  that
         continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

46

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

                                                                              47

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48

 N O T E S
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

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

       USAA SELF-SERVICE      For account balance, last transaction, fund
        TELEPHONE SYSTEM      prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39612-1106                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2006

By:*     EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    November 20, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    November 17, 2006
         ------------------------------


By:*     DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    November 17, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.